UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.

[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Juan A. Landa
Address: Matterhorn Capital Management, LLC

Form 13F File Number: 28-15119

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Juan A. Landa
Title: Principal, Portfolio Manager
Phone: (210) 694-4329

Signature, Place, and Date of Signing:

Juan A. Landa   San Antonio, TX    01/29/2013
[Signature] [City, State] [Date]
Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
Form 13F File Number Name
28-__________________ ________________________________________________

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 53
Form 13F Information Table Value Total: 137,976
(thousands)
List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
None
No. Form 13F File Number Name
____ 28-________________________ ______________________________________

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Form 13F Information Table
                                                              Shrs or  Sh/ Put/ Investmen   Other    Voting Authority
       Name of Issuer       Title of Class     Cusip    Value PRN Amt  PRN Call Discretio  Manager    Sole SharedNone
ABB Ltd                      Sponsored ADR   000375204    2190  105352          SOLE                 105352
Accenture PLC Ireland         Shs Class A    g1151c101    3401   51145          SOLE                  51145
Aflac Inc.                        Com        001055102    3435   64658          SOLE                  64658
America Movil SAB de CV     Spon ADR L SHS   02364w105    2031   87785          SOLE                  87785
Apple Inc.                        Com        037833100    2690    5055          SOLE                   5055
Autoliv Inc.                      Com        052800109    2441   36220          SOLE                  36220
Baidu Inc.                  Spon ADR Rep A   056752108    2131   21248          SOLE                  21248
Bank of Nova Scotia Halifax       Com        064149107    2297   39677          SOLE                  39677
Becton Dickinson & Co.            Com        075887109    3108   39750          SOLE                  39750
Celgene Corp.                     Com        151020104    2879   36693          SOLE                  36693
Check Point Software Tech         Ord        m22465104    2015   42306          SOLE                  42306
Coach                             Com        189754104    2628   47363          SOLE                  47363
ConocoPhillips                    Com        20825c104    2934   50649          SOLE                  50649
Copa Holdings SA                 Cl A        p31076105    2695   27095          SOLE                  27095
Cullen/Frost Bankers Inc.         Com        229899109    2983   54965          SOLE                  54965
Discover Financial Services       Com        254709108    3647   94615          SOLE                  94615
Duke Energy Corp New              Com        26441c204       3      45          SOLE                     45
EMC Corp Mass                     Com        268648102    2652  104919          SOLE                 104919
Eli Lilly & Co.                   Com        532457108    3598   72960          SOLE                  72960
Franklin Resources Inc.           Com        354613101    2728   21700          SOLE                  21700
Fresenius Medical Care AG &  Sponsored ADR   358029106    2141   62422          SOLE                  62422
Gamestop Corp. New               Cl A        36467w109    3881  154725          SOLE                 154725
Geospace Technologies Corp.       Com        37364x109    3226   36300          SOLE                  36300
Google Inc.                      Cl A        38259p508    2871    4059          SOLE                   4059
Herbalife Ltd.                    Com        g4412g101    3135   95166          SOLE                  95166
HollyFrontier Corp.               Com        436106108    4260   91505          SOLE                  91505
Ishares Gold Trust              ISHARES      464285105    6947  426952          SOLE                 426952
Joy Global Inc.                   Com        481165108    2527   39620          SOLE                  39620
Micron Technology Inc.            Com        595112103    3010  474695          SOLE                 474695
Microsoft                         Com        594918104    2879  107794          SOLE                 107794
Novartis A G                 Sponsored ADR   66987v109    2300   36334          SOLE                  36334
Omnicom Group Inc.                Com        681919106    3190   63845          SOLE                  63845
Open Text Corp.                   Com        683715106    2137   38235          SOLE                  38235
Oracle Corp.                      Com        68389x105    2803   84124          SOLE                  84124
Peabody Energy Corp.              Com        704549104    3034  114000          SOLE                 114000
PepsiCo Inc.                      Com        713448108    3120   45632          SOLE                  45632
Priceline.com Inc.                Com        741503403    2848    4591          SOLE                   4591
Public Service Enterprise Gr      Com        744573106    2999   98005          SOLE                  98005
Qualcomm Inc.                     Com        747525103    2783   45043          SOLE                  45043
Raytheon Co.                      Com        755111507    3327   57805          SOLE                  57805
Royal Dutch Shell PLC         Spons ADR A    780259206    2117   30698          SOLE                  30698
Sasol Ltd.                   Sponsored ADR   803866300    1984   45830          SOLE                  45830
Schlumberger Ltd.                 Com        806857108    2626   37900          SOLE                  37900
Starbucks                         Com        855244109    2907   54276          SOLE                  54276
Steve Madden Ltd.                 Com        556269108    2818   66732          SOLE                  66732
Tata Motors Ltd.             Sponsored ADR   876568502    2472   86070          SOLE                  86070
Teva Pharmaceutical Inds Ltd      ADR        881624209    1721   46080          SOLE                  46080
Unilever PLC                 Spon ADR New    904767704    2423   62589          SOLE                  62589
Wabtec Corp.                      Com        929740108    2902   33145          SOLE                  33145
YUM! Brands Inc.                  Com        988498101      48     720          SOLE                    720
Vanguard FTSE All World ex U ALLWRLD EX US   922042775       2      50          SOLE                     50
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